Common Stock (Details) - Jasper Therapeutics, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 29, 2019	Mar. 31, 2018	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Nov. 20, 2019
Common Stock (Details) [Line Items]
Common stock shares issue (in Shares)			8,000,000	9,544,882	10,160,967		9,812,035
Common stock share par value (in Dollars per share)				$ 0.001	$ 0.001		$ 0.001
Fair value of per share (in Dollars per share)			$ 0.01
Shares issued percentage			$ 6,000
Shares issued percentage			25.00%
Shares issued of vested months	48 months	48 months	36 months		9 years 6 months 7 days
Shares purchase (in Shares)	4,000,000	4,000,000
Restricted stock liability				$ 100			$ 100
Unvested shares of common stock (in Shares)				3,916,667	2,916,667	2,416,667	2,916,667
Stock based compensation expense				$ 6,000	$ 2,094	$ 2,094	$ 4,000
Unrecognized stock based compensation expense					$ 10,015		$ 12,000
Recognized expected term					2 years 4 months 24 days		2 years 10 months 24 days
Intellectual Property [Member]
Common Stock (Details) [Line Items]
Fair value of per share (in Dollars per share)			$ 0.01
Estimated fair value			$ 100
Estimated fair value			$ 100
Common Class A [Member]
Common Stock (Details) [Line Items]
Common stock shares issue (in Shares)								108,704,757
Common stock share par value (in Dollars per share)								$ 0.001
Total ownership percentage					9.90%		9.90%
Common Class B [Member]
Common Stock (Details) [Line Items]
Common stock shares issue (in Shares)								69,136,657
Common stock share par value (in Dollars per share)								$ 0.001